Insurance and Reinsurance contract Assets and Liabilities - Summary of Reinsurance Contracts Held in Analysis by Measurement Components (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	$ 45,871
Opening reinsurance contract held liabilities	2,391
Closing reinsurance contract held assets	42,651	$ 45,871
Closing reinsurance contract held liabilities	2,831	2,391
Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	45,871	52,829
Opening reinsurance contract held liabilities	(2,391)	(2,079)
Net opening balance	43,480	50,750
Contracts initially recognized during the year	72	151
Effects of changes in non-performance risk of reinsurers	(14)	97
Effects of movements in foreign exchange rates	(1,098)	3,146
Total changes in income and OCI	(1,086)	(6,516)
Total cash flows	(2,574)	(754)
Change in PAA balance	39,820	43,480
Closing reinsurance contract held assets	42,651	45,871
Closing reinsurance contract held liabilities	(2,831)	(2,391)
Net closing balance	39,820	43,480
Reinsurance contracts held [member] | Estimates of PV of future cash flows [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contracts initially recognized during the year	1,933	6,618
Reinsurance contracts held [member] | Risk adjustment for non-financial risk [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contracts initially recognized during the year	399	717
Analysis by measurement components [Member] | Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	45,578	52,513
Opening reinsurance contract held liabilities	(2,346)	(2,052)
Opening Balance, PAA reinsurance contract net assets	248	289
Net opening balance	43,480	50,750
CSM recognized for services received	(164)	(305)
Change in risk adjustment for non-financial risk for risk expired	(478)	(424)
Experience adjustments	(19)	9
Changes that relate to current services	(661)	(720)
Contracts initially recognized during the year	72	151
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	(19)	(65)
Changes in estimates that adjust the CSM		0
Changes in estimates that relate to losses and reversal of losses on onerous contracts	23	46
Changes that relate to future services	76	132
Adjustments to liabilities for incurred claims	5	3
Changes that relate to past services	5	3
Insurance service result	(580)	(585)
Insurance finance (income) expenses from reinsurance contracts	630	(9,136)
Effects of changes in non-performance risk of reinsurers	(14)	97
Effects of movements in foreign exchange rates	(1,097)	3,145
Total changes in income and OCI	(1,061)	(6,479)
Total cash flows	(2,606)	(750)
Change in PAA balance	7	(41)
Closing reinsurance contract held assets	42,355	45,578
Closing reinsurance contract held liabilities	(2,790)	(2,346)
Closing Balance, PAA reinsurance contract net assets	255	248
Net closing balance	39,820	43,480
Analysis by measurement components [Member] | Reinsurance contracts held [member] | Estimates of PV of future cash flows [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	39,656	46,025
Opening reinsurance contract held liabilities	(3,919)	(5,138)
Opening Balance, PAA reinsurance contract net assets	240	281
Net opening balance	35,977	41,168
CSM recognized for services received		0
Change in risk adjustment for non-financial risk for risk expired		0
Experience adjustments	(19)	9
Changes that relate to current services	(19)	9
Contracts initially recognized during the year	(64)	(1,276)
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM		0
Changes in estimates that adjust the CSM	1,433	1,337
Changes in estimates that relate to losses and reversal of losses on onerous contracts	43	106
Changes that relate to future services	1,412	167
Adjustments to liabilities for incurred claims	5	3
Changes that relate to past services	5	3
Insurance service result	1,398	179
Insurance finance (income) expenses from reinsurance contracts	173	(7,463)
Effects of changes in non-performance risk of reinsurers	(14)	97
Effects of movements in foreign exchange rates	(916)	2,787
Total changes in income and OCI	641	(4,400)
Total cash flows	(2,606)	(750)
Change in PAA balance	(1)	(41)
Closing reinsurance contract held assets	38,156	39,656
Closing reinsurance contract held liabilities	(4,384)	(3,919)
Closing Balance, PAA reinsurance contract net assets	239	240
Net closing balance	34,011	35,977
Analysis by measurement components [Member] | Reinsurance contracts held [member] | Risk adjustment for non-financial risk [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	4,049	4,977
Opening reinsurance contract held liabilities	1,574	1,719
Opening Balance, PAA reinsurance contract net assets	8	8
Net opening balance	5,631	6,704
CSM recognized for services received		0
Change in risk adjustment for non-financial risk for risk expired	(478)	(424)
Experience adjustments	0	0
Changes that relate to current services	(478)	(424)
Contracts initially recognized during the year	399	717
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM		0
Changes in estimates that adjust the CSM	(821)	173
Changes in estimates that relate to losses and reversal of losses on onerous contracts	(20)	(60)
Changes that relate to future services	(442)	830
Adjustments to liabilities for incurred claims		0
Changes that relate to past services		0
Insurance service result	(920)	406
Insurance finance (income) expenses from reinsurance contracts	447	(1,715)
Effects of changes in non-performance risk of reinsurers		0
Effects of movements in foreign exchange rates	(160)	236
Total changes in income and OCI	(633)	(1,073)
Total cash flows		0
Change in PAA balance	8	0
Closing reinsurance contract held assets	3,685	4,049
Closing reinsurance contract held liabilities	1,305	1,574
Closing Balance, PAA reinsurance contract net assets	16	8
Net closing balance	5,006	5,631
Analysis by measurement components [Member] | Reinsurance contracts held [member] | CSM Fair value [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	1,774	2,012
Opening reinsurance contract held liabilities	(39)	1,262
Opening Balance, PAA reinsurance contract net assets	0	0
Net opening balance	1,735	3,274
CSM recognized for services received	(217)	(231)
Change in risk adjustment for non-financial risk for risk expired		0
Experience adjustments		0
Changes that relate to current services	(217)	(231)
Contracts initially recognized during the year		(7)
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	(36)	(15)
Changes in estimates that adjust the CSM	(821)	(1,440)
Changes in estimates that relate to losses and reversal of losses on onerous contracts		0
Changes that relate to future services	(857)	(1,462)
Adjustments to liabilities for incurred claims		0
Changes that relate to past services		0
Insurance service result	(1,074)	(1,693)
Insurance finance (income) expenses from reinsurance contracts	41	56
Effects of changes in non-performance risk of reinsurers		0
Effects of movements in foreign exchange rates	(21)	98
Total changes in income and OCI	(1,054)	(1,539)
Total cash flows		0
Change in PAA balance		0
Closing reinsurance contract held assets	565	1,774
Closing reinsurance contract held liabilities	116	(39)
Closing Balance, PAA reinsurance contract net assets		0
Net closing balance	681	1,735
Analysis by measurement components [Member] | Reinsurance contracts held [member] | CSM Other [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	99	(501)
Opening reinsurance contract held liabilities	38	105
Opening Balance, PAA reinsurance contract net assets	0	0
Net opening balance	137	(396)
CSM recognized for services received	53	(74)
Change in risk adjustment for non-financial risk for risk expired		0
Experience adjustments		0
Changes that relate to current services	53	(74)
Contracts initially recognized during the year	(263)	717
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	17	(50)
Changes in estimates that adjust the CSM	209	(70)
Changes in estimates that relate to losses and reversal of losses on onerous contracts		0
Changes that relate to future services	(37)	597
Adjustments to liabilities for incurred claims		0
Changes that relate to past services		0
Insurance service result	16	523
Insurance finance (income) expenses from reinsurance contracts	(31)	(14)
Effects of changes in non-performance risk of reinsurers		0
Effects of movements in foreign exchange rates		24
Total changes in income and OCI	(15)	533
Total cash flows		0
Change in PAA balance		0
Closing reinsurance contract held assets	(51)	99
Closing reinsurance contract held liabilities	173	38
Closing Balance, PAA reinsurance contract net assets		0
Net closing balance	$ 122	$ 137